Fair Value Measurements (Details) - Schedule of difference between carrying amount and the fair value - Level 3 [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Carrying Amount [Member]
Fair Value Measurements (Details) - Schedule of difference between carrying amount and the fair value [Line Items]
Convertible promissory notes and embedded warrants	$ 51,816
Amount Charged to Earnings [Member]
Fair Value Measurements (Details) - Schedule of difference between carrying amount and the fair value [Line Items]
Convertible promissory notes and embedded warrants	37,847
Fair Value [Member]
Fair Value Measurements (Details) - Schedule of difference between carrying amount and the fair value [Line Items]
Convertible promissory notes and embedded warrants	$ 89,663